UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 1210
          New York, New York  10020

13F File Number: 028-04687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040


Signature, Place and Date of Signing:

/s/ Cathaleen Lindsay              New York, NY                May 17, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       68

Form 13F Information Table Value Total:   $139,142
                                         (thousands)


List of Other Included Managers:  None

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7          COLUMN 8

                                                           VALUE     SHS OR   SH/ PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT  PRN CALL  DISCRETION  MGRS       SOLE     SHARED  NONE
--------------               ---------------   ------     --------- -------- --------- -----------  -----      -----    ------- ----
AT&T INC                      COM               00206R102       382    14,794               X                        0        14,794
AFLAC INC                     COM               001055102    10,836   199,593               X                   89,024       110,569
AMAZON COM INC                COM               023135106     3,452    25,425               X                    5,450        19,975
APPLE INC                     COM               037833100     7,229    30,760               X                   11,525        19,235
AQUA AMERICA INC              COM               03836W103       527    30,000               X                   30,000             0
ARCHER DANIELS MIDLAND CO     COM               039483102     1,960    67,803               X                   52,492        15,311
BJS WHOLESALE CLUB INC        COM               05548J106     1,570    42,457               X                   21,703        20,754
BP PLC                        SPONSORED ADR     055622104       202     3,537               X                        0         3,537
BAKER HUGHES INC              COM               057224107     3,452    73,691               X                   47,025        26,666
CARNIVAL CORP                 PAIRED CTF        143658300       486    12,500               X                    8,000         4,500
CELGENE CORP                  COM               151020104     4,650    75,050               X                   29,050        46,000
CHUBB CORP                    COM               171232101       993    19,150               X                   15,500         3,650
CHURCH & DWIGHT INC           COM               171340102       802    11,976               X                      825        11,151
COCA COLA CO                  COM               191216100       353     6,422               X                    5,629           793
CORNING INC                   COM               219350105       449    22,220               X                   20,000         2,220
DELL INC                      COM               24702R101     2,255   150,151               X                   36,500       113,651
DIAGEO P L C                  SPON ADR NEW      25243Q205       220     3,266               X                    1,900         1,366
DISH NETWORK CORP             CL A              25470M109       417    20,042               X                   20,000            42
DISNEY WALT CO                COM DISNEY        254687106       779    22,316               X                   13,100         9,216
DU PONT E I DE NEMOURS & CO   COM               263534109       236     6,324               X                        0         6,324
ERICSSON L M TEL CO           ADR B SEK 10      294821608       905    86,670               X                   39,310        47,360
EXXON MOBIL CORP              COM               30231G102     2,585    38,601               X                        0        38,601
FIRST SOLAR INC               COM               336433107     1,472    12,000               X                    2,350         9,650
GENERAL ELECTRIC CO           COM               369604103     1,559    85,646               X                   28,450        57,196
HESS CORP                     COM               42809H107       225     3,600               X                        0         3,600
HOSPIRA INC                   COM               441060100       218     3,844               X                    3,844             0
HUMAN GENOME SCIENCES INC     COM               444903108     3,020   100,000               X                   24,300        75,700
IMAX CORP                     COM               45245E109     4,138   230,000               X                   56,250       173,750
IMPAX LABORATORIES INC        COM               45256B101       361    20,191               X                        0        20,191
INFORMATICA CORP              COM               45666Q102     2,823   105,000               X                   26,000        79,000
INTEL CORP                    COM               458140100     4,221   189,365               X                   70,400       118,965
INTERNATIONAL BUSINESS MACHS  COM               459200101     1,649    12,860               X                   10,100         2,760
ISHARES INC                   MSCI AUSTRALIA    464286103     4,222   175,850               X                   43,050       132,800
ISHARES TR INDEX              S&P 100 IDX FD    464287432     2,864    32,000               X                   17,350        14,650
JPMORGAN CHASE & CO           COM               46625H100     1,632    36,460               X                   30,000         6,460
JOHNSON & JOHNSON             COM               478160104       208     3,189               X                        0         3,189
KIMCO REALTY CORP             COM               49446R109     3,665   234,320               X                   47,050       187,270
LOCKHEED MARTIN CORP          COM               539830109     1,350    16,225               X                    3,500        12,725
MARKEL CORP                   COM               570535104       206       550               X                        0           550
MARKET LEADER INC             COM               57056R103        25    12,471               X                   12,471             0
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100     3,975    89,500               X                   39,000        50,500
MEDCO HEALTH SOLUTIONS INC    COM               58405U102       547     8,468               X                    3,856         4,612
MERCK & CO INC NEW            COM               58933Y105       629    16,831               X                    8,000         8,831
MICROSOFT CORP                COM               594918104     7,201   245,889               X                  106,050       139,839
MOTOROLA INC                  COM               620076109       305    43,415               X                   14,700        28,715
NETAPP INC                    COM               64110D104     3,902   119,900               X                   29,050        90,850
NEWS CORP                     CL B              65248E203       340    20,000               X                   20,000             0
PEPSICO INC                   COM               713448108     1,333    20,153               X                   15,900         4,253
PFIZER INC                    COM               717081103       365    21,281               X                        0        21,281
PITNEY BOWES INC              COM               724479100       223     9,133               X                    9,000           133
PROCTER & GAMBLE CO           COM               742718109       444     7,017               X                    2,000         5,017
PROSHARES TR                  PSHS ULTSHT FINL  74347R628     2,558   133,000               X                   74,050        58,950
QUALCOMM INC                  COM               747525103       996    23,735               X                   20,000         3,735
ROYAL BK CDA MONTREAL QUE     COM               780087102       422     7,232               X                    7,232             0
ROYAL DUTCH SHELL PLC         SPON ADR B        780259206     2,976    51,443               X                   21,000        30,443
SANDISK CORP                  COM               80004C101     7,362   212,600               X                   71,000       141,600
SCHLUMBERGER LTD              COM               806857108     4,356    68,640               X                   37,600        31,040
SPDR GOLD TRUST               GOLD SHS          78463V107     2,506    23,000               X                    7,850        15,150
TELEFONICA S A                SPONSORED ADR     879382208     3,804    53,505               X                   30,621        22,884
3M CO                         COM               88579Y101       350     4,189               X                        0         4,189
TOOTSIE ROLL INDS INC         COM               890516107       619    22,912               X                    9,911        13,001
TRANSOCEAN LTD                REG SHS           H8817H100       318     3,676               X                    1,406         2,270
UNILEVER N V                  N Y SHS NEW       904784709     3,453   114,476               X                   35,220        79,256
UNITED TECHNOLOGIES CORP      COM               913017109     1,197    16,263               X                   16,000           263
VIRGIN MEDIA INC              COM               92769L101       863    50,000               X                   10,200        39,800
VMWARE INC                    CL A COM          928563402     3,731    70,000               X                   17,050        52,950
WELLS FARGO & CO NEW          COM               949746101       311    10,000               X                   10,000             0
WESTERN DIGITAL CORP          COM               958102105     5,459   140,000               X                   33,350       106,650
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